Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Apr. 05, 2023	Apr. 27, 2021
Related Party Transaction [Line Items]
Working Capital Loan					$ 0	$ 0
Payments To Related Parties			$ 0			0
Expenses incurred and paid					618,884	0
Due to related party	$ 279,193		279,193		24,193	144,193
Selling, general and administrative expense	30,000	$ 60,000	30,000	$ 60,000	24,193	120,000
Related Party [Member]
Related Party Transaction [Line Items]
Outstanding balance of related party note								$ 90,922
Expenses incurred and paid			10,000			10,000
Due to related party	966,401		966,401			315,539
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Borrowed amount							$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage							0.00%
Long-Term Debt, Gross	515,862		515,862
Working capital loans warrant [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant	$ 1,500,000		$ 1,500,000			$ 1,500,000
Price of warrant	$ 1		$ 1			$ 1
Working Capital Loan	$ 0		$ 0			$ 0
Promissory Note with Related Party [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note								300,000
Outstanding amount	171,346		171,346		171,346	171,346
Borrowed amount								$ 262,268
Selling, General and Administrative Expenses [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related party	$ 135,000		$ 135,000		$ 24,193	$ 120,000